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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] Amendment Number: ____________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                    Dallas, TX        November 16, 2009
-------------------------------------   ----------------   ---------------------
             (Signature)                  (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        14
Form 13F Information Table Value Total:   185,501
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-12876               TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- ------------------ ---------- -------- --------------------
                                                                                                       VOTING AUTHORITY
                                TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER            CLASS       CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- ------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- -----
ANADARKO PETE CORP                COM      032511107   6,819    108,697  SH  N/A   DEFINED      1      0    108,697   0
CABOT OIL & GAS CORP              COM      127097103  11,759    328,915  SH  N/A   DEFINED      1      0    328,915   0
CHESAPEAKE ENERGY CORP            COM      165167107  17,906    630,494  SH  N/A   DEFINED      1      0    630,494   0
DEVON ENERGY CORP NEW             COM      25179M103  19,759    293,471  SH  N/A   DEFINED      1      0    293,471   0
FOREST OIL CORP              COM PAR $0.01 346091705   9,599    490,521  SH  N/A   DEFINED      1      0    490,521   0
GASTAR EXPL LTD                 COM NEW    367299203   2,788    578,500  SH  N/A   DEFINED      1      0    578,500   0
HESS CORP                         COM      42809H107  21,595    403,954  SH  N/A   DEFINED      1      0    403,954   0
MCMORAN EXPLORATION CO            COM      582411104   7,550  1,000,000  SH  N/A   DEFINED      1      0  1,000,000   0
OCCIDENTAL PETE CORP DEL          COM      674599105  17,044    217,392  SH  N/A   DEFINED      1      0    217,392   0
QUESTAR CORP                      COM      748356102   9,145    243,480  SH  N/A   DEFINED      1      0    243,480   0
SANDRIDGE ENERGY INC              COM      80007P307  13,447  1,037,554  SH  N/A   DEFINED      1      0  1,037,554   0
SUNCOR ENERGY INC NEW             COM      867224107  11,270    326,089  SH  N/A   DEFINED      1      0    326,089   0
TRANSOCEAN LTD                  REG SHS    H8817H100  30,214    353,262  SH  N/A   DEFINED      1      0    353,262   0
WEATHERFORD INTERNATIONAL LT      REG      H27013103   6,606    318,678  SH  N/A   DEFINED      1      0    318,678   0